Expense Example	Apr. 30, 2026 USD ($)
Manor Fund | Manor Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 127
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	1,511
Growth Fund | Growth Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
Bond Fund | Bond Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	$ 1,166